SCHEDULE OF STOCK WARRANTS (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	14,507,388,226	15,002,388,203
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 4 months 24 days	2 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	14,507,388,226	15,002,388,203
Exercise Price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	14,501,064,290	14,995,669,267
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 4 months 24 days	2 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	14,501,064,290	14,995,669,267
Exercise Price 1 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.00	$ 0.00
Exercise Price 1 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.015	$ 0.015
Exercise Price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	5,106,746	5,106,746
Warrants Exercisable, Weighted Average Remaining Life In Years	3 years	3 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	5,106,746	5,106,746
Exercise Price 2 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 0.20	$ 0.20
Exercise Price 2 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 1.99	$ 0.99
Exercise Price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	75,000	75,000
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 3 months 18 days	2 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	75,000	75,000
Exercise Price 3 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 2.00	$ 2.00
Exercise Price 3 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 2.99	$ 2.99
Exercise Price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	70,000	70,000
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years	2 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	70,000	70,000
Exercise Price 4 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 3.00	$ 3.00
Exercise Price 4 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 3.99	$ 3.99
Exercise Price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	983,023	1,293,023
Warrants Exercisable, Weighted Average Remaining Life In Years	8 months 12 days	1 year
Warrants Exercisable, Exercisable Number of Warrants	983,023	1,293,023
Exercise Price 5 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 4.00	$ 4.00
Exercise Price 5 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 4.99	$ 4.99
Exercise Price 6 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	89,167	174,167
Warrants Exercisable, Weighted Average Remaining Life In Years	2 months 12 days	6 months
Warrants Exercisable, Exercisable Number of Warrants	89,167	174,167
Exercise Price 6 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 5.00	$ 5.00
Exercise Price 6 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price	$ 5.99	$ 5.99